                                  . Allmerica VUL 2001
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                                     [LOGO]
                                   ALLMERICA
                                  FINANCIAL(R)

                                 Annual Report

                               DECEMBER 31, 2002

                              GENERAL INFORMATION


OFFICERS OF ALLMERICA FINANCIAL LIFE INSURANCE AND
ANNUITY COMPANY (AFLIAC)

Mark A. Hug, President and CEO
Edward J. Parry III, Vice President and CFO
J. Kendall Huber, Vice President and General Counsel
John P. Kavanaugh, Vice President and Chief Investment Officer
Mark C. McGivney, Vice President and Treasurer
Charles F. Cronin, Secretary and Counsel

INVESTMENT ADVISERS
A I M Advisors, Inc.
11 Greenway Plaza, Houston, TX 77046
  AIM V.I. Aggressive Growth Fund
  AIM V.I. Basic Value Fund
  AIM V.I. Blue Chip Fund
  AIM V.I. Capital Development Fund
  AIM V.I. Premier Equity Fund

Alliance Capital Management, L.P.
1345 Avenue of the Americas, New York, NY 10105
  AllianceBernstein Small Cap Value Portfolio
  AllianceBernstein Value Portfolio
  Alliance Growth and Income Portfolio
  Alliance Premier Growth Portfolio
  Alliance Technology Portfolio

Allmerica Financial Investment Management Services, Inc.
440 Lincoln Street, Worcester, MA 01653

   INVESTMENT SUB-ADVISERS
   Allmerica Asset Management, Inc.
   440 Lincoln Street, Worcester, MA 01653
     Equity Index Fund
     Government Bond Fund
     Money Market Fund
     Select Investment Grade Income Fund

   Bank of Ireland Asset Management (U.S.) Ltd.
   26 Fitzwilliam Place, Dublin 2, Ireland
   75 Holly Hill Lane, Greenwich, CT 06830
     Select International Equity Fund

   Cramer Rosenthal McGlynn, LLC
   520 Madison Avenue, New York, NY 10022
     Select Value Opportunity Fund

   Goldman Sachs Asset Management
   32 Old Slip, New York, NY 10005
     Core Equity Fund (Co-Sub-Adviser)

   J.P. Morgan Investment Management Inc.
   522 Fifth Avenue, New York, NY 10036
     Select Growth and Income Fund

   Jennison Associates LLC
   466 Lexington Avenue, New York, NY 10017
     Select Aggressive Growth Fund (Co-Sub-Adviser)

   Massachusetts Financial Services Company
   500 Boylston Street, Boston, MA 02116
     Select Aggressive Growth Fund (Co-Sub-Adviser)

   Putnam Investment Management, LLC
   One Post Office Square, Boston, MA 02109
     Select Growth Fund

   Schroder Investment Management North America Inc.
   875 Third Avenue, New York, NY 10022
     Select Emerging Markets Fund

   T. Rowe Price Associates, Inc.
   100 East Pratt Street, Baltimore, MD 21202
     Select Capital Appreciation Fund

   TCW Investment Management Company
   865 South Figueroa Street, Los Angeles, CA 90017
     Select Strategic Growth Fund

   UBS Global Asset Management (Americas) Inc.
   209 South LaSalle Street, Chicago, IL 60604
     Core Equity Fund (Co-Sub-Adviser)

   Western Asset Management Company
   117 E. Colorado Blvd., Pasadena, CA 91105
   Western Asset Management Company Limited
   155 Bishopgate, London, UK EC2M3TY
     Select Strategic Income Fund

INVESTMENT ADVISERS (CONTINUED)
Delaware International Advisers Ltd.
80 Cheapside, London, England EC2V6EE
  Delaware VIP International Value Equity Series

Delaware Management Company
2005 Market Street, Philadelphia, PA 19103
  Delaware VIP Growth Opportunities Series

Deutsche Asset Management Inc.
280 Park Avenue, New York, NY 10017
  Deutsche VIT EAFE Equity Index Fund
  Deutsche VIT Small Cap Index Fund

Deutsche Investment Management Americas Inc.
345 Park Avenue, New York, NY 10154
  Scudder Technology Growth Portfolio
  SVS Dreman Financial Services Portfolio

Fidelity Management & Research Company
82 Devonshire Street, Boston, MA 02108
  Fidelity VIP Equity-Income Portfolio
  Fidelity VIP Growth Portfolio
  Fidelity VIP High Income Portfolio
  Fidelity VIP Overseas Portfolio
  Fidelity VIP II Asset Manager Portfolio
  Fidelity VIP II Contrafund Portfolio
  Fidelity VIP III Growth Opportunities Portfolio
  Fidelity VIP III Mid Cap Portfolio
  Fidelity VIP III Value Strategies Portfolio

                              GENERAL INFORMATION



Franklin Advisers, Inc.
One Franklin Parkway, San Mateo, CA 94403
  FT VIP Franklin Growth and Income Securities Fund
  FT VIP Franklin Large Cap Growth Securities Fund
  FT VIP Franklin Small Cap Fund

Franklin Advisory Services, LLC
One Parker Plaza, Fort Lee, NJ 07024
  FT VIP Franklin Small Cap Value Securities Fund

Franklin Mutual Advisers, LLC
51 John F. Kennedy Parkway, Short Hills, NJ 07078
  FT VIP Mutual Shares Securities Fund

INVESCO Funds Group, Inc.
4350 South Monaco Street, Denver, CO 80217
  INVESCO VIF-Dynamics Fund
  INVESCO VIF-Health Sciences Fund

Janus Capital Management LLC
100 Fillmore Street, Denver, CO 80206
  Janus Aspen Growth Portfolio
  Janus Aspen Growth and Income Portfolio

Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116
  MFS Mid Cap Growth Series
  MFS New Discovery Series
  MFS Total Return Series
  MFS Utilities Series

Oppenheimer Funds, Inc.
498 Seventh Avenue, New York, NY 10018
  Oppenheimer Capital Appreciation Fund/VA
  Oppenheimer Global Securities Fund/VA
  Oppenheimer High Income Fund/VA
  Oppenheimer Main Street Growth & Income Fund/VA
  Oppenheimer Multiple Strategies Fund/VA

Pioneer Investment Management, Inc.
60 State Street, Boston, MA 02109
  Pioneer Emerging Markets VCT Portfolio
  Pioneer Real Estate Shares VCT Portfolio

T. Rowe Price International, Inc.
100 East Pratt Street, Baltimore, MD 21202
  T. Rowe Price International Stock Portfolio

Templeton Investment Counsel, LLC
Broward Financial Centre, Fort Lauderdale, FL 33394
  FT VIP Templeton Foreign Securities Fund


One or more funds may not be available under the variable product which you have chosen. Inclusion in this report of a fund which is not available under your contract/policy is not to be considered a solicitation. To identify the funds available through your variable product, please refer to the Product Performance Summary herein.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA VUL 2001 (AFLIAC)

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Allmerica VUL 2001 sub-accounts of AFLIAC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges" reflect the deduction of all policy level charges (for a hypothetical policyowner*) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

                                                                                                     Without Surrender and
                                                                                                    Monthly Policy Charges
                                                                                                                  10 Years
                                                                                   Sub-                 10 Years   or Life
                                                                         Fund   Account                  or Life   of Sub-
                                                                    Inception Inception       1      5   of Fund   Account
Sub-Accounts                                                             Date      Date    Year  Years (if less) (if less)
---------------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                                                 4/29/85    5/1/01  -23.45% -2.34%    6.61%   -21.19%
AIT Equity Index Fund                                                9/28/90   1/10/00  -22.22% -0.77%    8.91%   -14.50%
AIT Government Bond Fund                                             8/26/91    5/1/01    9.28%  6.90%    6.43%     8.69%
AIT Money Market Fund                                                4/29/85   1/10/00    1.66%  4.60%    4.65%     4.08%
AIT Select Aggressive Growth Fund                                    8/21/92   1/10/00  -28.86% -8.29%    3.50%   -25.16%
AIT Select Capital Appreciation Fund                                 4/28/95   1/10/00  -21.60%  3.40%    9.81%    -6.22%
AIT Select Emerging Markets Fund                                     2/20/98   1/10/00  -10.67%    N/A   -8.10%   -21.03%
AIT Select Growth Fund                                               8/21/92   1/10/00  -27.60% -4.66%    4.78%   -23.11%
AIT Select Growth and Income Fund                                    8/21/92   1/10/00  -25.30% -4.11%    5.73%   -15.99%
AIT Select International Equity Fund                                  5/2/94   1/10/00  -19.37% -2.44%    3.09%   -15.69%
AIT Select Investment Grade Income Fund                              4/29/85   1/10/00    8.14%  6.60%    7.06%     8.94%
AIT Select Strategic Growth Fund                                     2/20/98   1/10/00  -46.38%    N/A  -20.67%   -38.19%
AIT Select Strategic Income Fund                                      7/3/00    5/1/01    8.92%    N/A    8.71%     8.10%
AIT Select Value Opportunity Fund                                    4/30/93   1/10/00  -16.32%  4.21%   10.17%     7.50%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund                                       5/1/98    5/1/01  -22.66%    N/A   -3.65%   -21.16%
AIM V.I. Blue Chip Fund                                             12/29/99    5/1/01  -26.16%    N/A  -19.29%   -23.45%
AIM V.I. Premier Equity Fund                                          5/5/93    5/1/01  -30.26% -2.19%    7.84%   -24.69%
AIM V.I. Basic Value Fund (Series II Shares)                         9/10/01    5/1/02  -22.42%    N/A  -16.06%   -23.46%
AIM V.I. Capital Development Fund (Series II Shares)                  5/1/98    5/1/02  -21.63%    N/A   -1.52%   -25.18%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth and Income Portfolio                                 1/14/91    5/1/01  -22.26%  3.46%   10.95%   -17.43%
Alliance Premier Growth Portfolio                                    6/26/92    5/1/01  -30.84% -1.53%    9.05%   -26.59%
Alliance Technology Portfolio                                        1/11/96    5/1/02  -41.84% -0.56%    1.86%   -31.60%
AllianceBernstein Small Cap Value Portfolio                           5/1/01    5/1/02   -6.45%    N/A    2.62%   -16.58%
AllianceBernstein Value Portfolio                                     5/1/01    5/1/02  -13.04%    N/A   -7.74%   -15.06%

Delaware VIP Trust (Service Class)
Delaware VIP Growth Opportunities Series                             7/12/91    5/1/01  -25.09%  2.12%    7.29%   -17.02%
Delaware VIP International Value Equity Series                      10/29/92    5/1/01  -10.54% -0.09%    5.53%   -12.10%

                                                                                      With Surrender and
                                                                                  Monthly Policy Charges
                                                                                                10 Years
                                                                                      10 Years   or Life
                                                                                       or Life   of Sub-
                                                                           1       5   of Fund   Account
Sub-Accounts                                                            Year   Years (if less) (if less)
--------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                                                -100.00% -78.51%   -2.47%  -100.00%
AIT Equity Index Fund                                               -100.00% -74.56%    0.05%  -100.00%
AIT Government Bond Fund                                            -100.00% -57.91%   -2.67%  -100.00%
AIT Money Market Fund                                               -100.00% -62.53%   -4.65%   -73.68%
AIT Select Aggressive Growth Fund                                   -100.00% -96.20%   -5.93%  -100.00%
AIT Select Capital Appreciation Fund                                -100.00% -65.05%   -0.29%   -92.37%
AIT Select Emerging Markets Fund                                    -100.00%     N/A  -44.74%  -100.00%
AIT Select Growth Fund                                              -100.00% -84.82%   -4.50%  -100.00%
AIT Select Growth and Income Fund                                   -100.00% -83.27%   -3.45%  -100.00%
AIT Select International Equity Fund                                -100.00% -78.77%   -8.56%  -100.00%
AIT Select Investment Grade Income Fund                             -100.00% -58.50%   -1.98%   -66.74%
AIT Select Strategic Growth Fund                                    -100.00%     N/A  -73.31%  -100.00%
AIT Select Strategic Income Fund                                    -100.00%     N/A  -77.41%  -100.00%
AIT Select Value Opportunity Fund                                   -100.00% -63.34%    1.00%   -68.71%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund                                     -100.00%     N/A  -39.78%  -100.00%
AIM V.I. Blue Chip Fund                                             -100.00%     N/A  -99.92%  -100.00%
AIM V.I. Premier Equity Fund                                        -100.00% -78.12%   -1.58%  -100.00%
AIM V.I. Basic Value Fund (Series II Shares)                        -100.00%     N/A -100.00%  -100.00%
AIM V.I. Capital Development Fund (Series II Shares)                -100.00%     N/A  -36.18%  -100.00%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth and Income Portfolio                                -100.00% -64.93%    2.27%  -100.00%
Alliance Premier Growth Portfolio                                   -100.00% -76.44%    0.21%  -100.00%
Alliance Technology Portfolio                                       -100.00% -74.05%  -14.53%  -100.00%
AllianceBernstein Small Cap Value Portfolio                         -100.00%     N/A -100.00%  -100.00%
AllianceBernstein Value Portfolio                                   -100.00%     N/A -100.00%  -100.00%

Delaware VIP Trust (Service Class)
Delaware VIP Growth Opportunities Series                            -100.00% -67.84%   -1.72%  -100.00%
Delaware VIP International Value Equity Series                      -100.00% -72.92%   -3.67%  -100.00%

*Performance returns given above are for the Allmerica VUL 2001 sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA VUL 2001 (AFLIAC) CONTINUED

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Allmerica VUL 2001 sub-accounts of AFLIAC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges" reflect the deduction of all policy level charges (for a hypothetical policyowner*) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

                                                                Without Surrender and                   With Surrender and
                                                               Monthly Policy Charges               Monthly Policy Charges
                                                                             10 Years                             10 Years
                                              Sub-                 10 Years   or Life                   10 Years   or Life
                                    Fund   Account                  or Life   of Sub-                    or Life   of Sub-
                               Inception Inception       1      5   of Fund   Account        1       5   of Fund   Account
Sub-Accounts                        Date      Date    Year  Years (if less) (if less)     Year   Years (if less) (if less)
--------------------------------------------------------------------------------------------------------------------------

Deutsche Asset Management VIT Funds
Deutsche VIT EAFE Equity
  Index Fund                    8/22/97    5/1/01  -21.60% -5.25%   -6.11%   -23.57%  -100.00% -86.53%  -35.87%  -100.00%
Deutsche VIT Small Cap Index
  Fund                          8/22/97    5/1/01  -20.58% -1.74%   -0.71%   -12.62%  -100.00% -76.97%  -27.44%  -100.00%

Fidelity Variable Insurance Products Fund (VIP, VIP II and VIP III)
Fidelity VIP Equity-Income
  Portfolio                     10/9/86   1/10/00  -16.95%  0.31%    9.79%    -4.76%  -100.00% -71.97%    1.01%   -89.23%
Fidelity VIP Growth Portfolio   10/9/86   1/10/00  -30.10% -0.36%    8.44%   -20.17%  -100.00% -73.57%   -0.46%  -100.00%
Fidelity VIP High Income
  Portfolio                     9/19/85   1/10/00    3.44% -6.04%    3.46%   -10.67%  -100.00% -88.90%   -5.98%  -100.00%
Fidelity VIP Overseas
  Portfolio                     1/28/87    5/1/01  -20.28% -3.95%    4.70%   -23.02%  -100.00% -82.82%   -4.59%  -100.00%
Fidelity VIP II Asset Manager
  Portfolio (Service Class 2)    9/6/89    5/1/01   -9.03%  1.18%    6.79%    -6.87%  -100.00% -69.96%   -2.28%  -100.00%
Fidelity VIP II Contrafund
  Portfolio (Service Class 2)    1/3/95    5/1/01   -9.60%  3.45%   11.99%    -8.43%  -100.00% -64.95%    0.35%  -100.00%
Fidelity VIP III Growth
  Opportunities Portfolio
  (Service Class 2)              1/3/95    5/1/01  -22.01% -6.50%    4.80%   -17.99%  -100.00% -90.33%   -7.92%  -100.00%
Fidelity VIP III Mid Cap
  Portfolio (Service Class 2)  12/28/98    5/1/02  -10.09%    N/A   15.39%   -13.44%  -100.00%     N/A  -18.93%  -100.00%
Fidelity VIP III Value
  Strategies Portfolio
  (Service Class 2)             2/20/02    5/1/02      N/A    N/A  -20.50%   -24.43%       N/A     N/A -100.00%  -100.00%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Growth and
  Income Securities Fund        1/24/89    5/1/01   -7.17%  0.13%    2.84%   -16.96%  -100.00% -72.40%   -6.67%  -100.00%
FT VIP Franklin Large Cap
  Growth Securities Fund         5/1/96    5/1/02  -25.41%  1.88%    5.94%   -17.28%  -100.00% -68.37%  -10.75%  -100.00%
FT VIP Franklin Small Cap Fund  11/1/95    5/1/01  -28.68%  0.04%    6.34%   -21.46%  -100.00% -72.61%   -8.41%  -100.00%
FT VIP Franklin Small Cap
  Value Securities Fund          5/1/98    5/1/02   -9.26%    N/A    0.42%   -19.86%  -100.00%     N/A  -33.03%  -100.00%
FT VIP Mutual Shares
  Securities Fund               11/8/96    5/1/01  -11.81%  3.98%    6.60%    -7.69%  -100.00% -63.82%  -12.12%  -100.00%
FT VIP Templeton Foreign
  Securities Fund                5/1/92    5/1/02  -18.56% -2.13%    7.76%   -20.79%  -100.00% -77.97%   -1.21%  -100.00%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Dynamics Fund       8/25/97    5/1/01  -31.90% -3.43%   -2.60%   -29.77%  -100.00% -81.40%  -30.36%  -100.00%
INVESCO VIF Health Sciences
  Fund                          5/22/97    5/1/01  -24.45%  5.25%    6.53%   -14.11%  -100.00% -61.20%  -15.48%  -100.00%

*Performance returns given above are for the Allmerica VUL 2001 sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA VUL 2001 (AFLIAC) CONTINUED

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Allmerica VUL 2001 sub-accounts of AFLIAC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges" reflect the deduction of all policy level charges (for a hypothetical policyowner*) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

                                                                Without Surrender and                   With Surrender and
                                                               Monthly Policy Charges               Monthly Policy Charges
                                                                             10 Years                             10 Years
                                              Sub-                 10 Years   or Life                   10 Years   or Life
                                    Fund   Account                  or Life   of Sub-                    or Life   of Sub-
                               Inception Inception       1      5   of Fund   Account        1       5   of Fund   Account
Sub-Accounts                        Date      Date    Year  Years (if less) (if less)     Year   Years (if less) (if less)
--------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio    9/13/93    5/1/00  -26.72% -1.87%    6.14%   -25.95%  -100.00% -77.30%   -3.97%  -100.00%
Janus Aspen Growth and Income
  Portfolio                      5/1/98    5/1/01  -21.77%    N/A    4.03%   -19.40%  -100.00%     N/A  -27.46%  -100.00%

MFS Variable Insurance Trust (Service Class)
MFS Mid Cap Growth Series        5/1/00    5/1/02  -43.34%    N/A  -25.67%   -28.32%  -100.00%     N/A -100.00%  -100.00%
MFS New Discovery Series         5/1/98    5/1/02  -31.84%    N/A    2.34%   -24.56%  -100.00%     N/A  -30.03%  -100.00%
MFS Total Return Series          1/3/95    5/1/02   -5.41%  4.75%   10.44%    -7.34%  -100.00% -62.22%   -1.40%  -100.00%
MFS Utilities Series             1/3/95    5/1/02  -22.93% -0.89%    8.96%   -15.51%  -100.00% -74.85%   -3.09%  -100.00%

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Capital
  Appreciation Fund/VA           4/3/85    5/1/02  -27.02%  2.06%    9.88%   -20.74%  -100.00% -67.97%    1.11%  -100.00%
Oppenheimer Global Securities
  Fund/VA                      11/12/90    5/1/02  -22.40%  5.13%   11.63%   -22.29%  -100.00% -61.44%    3.01%  -100.00%
Oppenheimer High Income
  Fund/VA                       4/30/86    5/1/02   -2.63% -0.20%    6.42%    -4.47%  -100.00% -73.18%   -2.68%  -100.00%
Oppenheimer Main Street
  Growth & Income Fund/VA        7/5/95    5/1/02  -19.02% -3.49%    7.91%   -18.74%  -100.00% -81.56%   -5.65%  -100.00%
Oppenheimer Multiple
  Strategies Fund/VA             2/9/87    5/1/02  -10.64%  2.80%    7.80%    -9.44%  -100.00% -66.35%   -1.16%  -100.00%

Pioneer Variable Contracts Trust (Class II)
Pioneer Emerging Markets VCT
  Portfolio                    10/30/98    5/1/01   -1.42%    N/A    2.77%    -2.26%  -100.00%     N/A  -35.94%  -100.00%
Pioneer Real Estate Shares
  VCT Portfolio                  3/1/95    5/1/01    2.27%  1.93%    9.95%     6.46%  -100.00% -68.26%   -2.37%  -100.00%

Scudder Variable Series II
Scudder Technology Growth
  Portfolio                      5/3/99    5/1/00  -35.52%    N/A  -12.72%   -35.21%  -100.00%     N/A  -79.97%  -100.00%
SVS Dreman Financial Services
  Portfolio                      5/4/98    5/1/01   -8.51%    N/A    0.58%    -5.14%  -100.00%     N/A  -32.89%  -100.00%

T. Rowe Price International Series, Inc.
T. Rowe Price International
  Stock Portfolio               3/31/94   1/10/00  -18.29% -4.21%    0.88%   -18.88%  -100.00% -83.55%  -10.97%  -100.00%

*Performance returns given above are for the Allmerica VUL 2001 sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                  VARIABLE LIFE INSURANCE PRODUCT INFORMATION


Allmerica VUL 2001

PRODUCT DESCRIPTION
--------------------------------------------------------------------------------
This policy is an individual flexible premium variable life insurance policy with death benefits, policy value, and other features traditionally associated with life insurance. The Policy is variable because the Policy Value will increase or decrease depending on the investment experience of the Sub-Accounts of the Separate Account. Under some circumstances, the Death Benefit may vary with the investment experience of the Sub-Accounts.

PAYMENT SCHEDULE
--------------------------------------------------------------------------------
The Policy is flexible premium because, unlike traditional insurance policies, there is no fixed schedule for premium payments. The Policy Owner may vary the frequency and amount of future premium payments, subject to certain limits, restrictions and conditions set by Company standards and federal tax laws.

CASH VALUE ACCESS
--------------------------------------------------------------------------------
The Policy Owner may make partial withdrawals, borrow up to the loan value of your policy or surrender the policy for its Surrender Value. Loans and withdrawals will reduce the Policy Value and Death Benefit.

FIXED ACCOUNT INFORMATION
--------------------------------------------------------------------------------
The Policy Owner may allocate part or all of your policy value to the Fixed Account. The Fixed Account is a part of our General Account. The Company guarantees amounts allocated to the Fixed Account as to principal and a minimum rate of interest. The minimum interest the Company will credit on amounts allocated to the Fixed Account is 4.0% compounded annually. Fixed Account Guarantees are based on the claim-paying ability of the issuer.

DEATH BENEFIT
--------------------------------------------------------------------------------
The Company will pay a Death Benefit to the Beneficiary when the Insured dies while the policy is in effect. The Death Benefit is the Surrender Value of the policy after the final premium payment date.

CHARGES AND FEES
--------------------------------------------------------------------------------
The following is a brief description of the Charges and Fees associated with the policies. Please see the prospectus for a detailed description of the specific charges that apply to your policy.

Surrender Charges: This policy provides for a contingent surrender charge which will be deducted if the policy owner requests a partial withdrawal, a full surrender of the policy or decrease in face amount during a surrender charge period.

Monthly Insurance Protection Charges: Charges are deducted monthly to compensate the Company for the anticipated cost of providing Death Proceeds and any additional options selected. These charges vary depending on the type of policy and underwriting class.

Monthly Expense Charge: A monthly expense charge applies for 10 policy years after issue and policy increases.

Transfers: The Company does not restrict the number of transfers among the sub-accounts. The first 12 transfers may be made free of charge; subsequent transfers may be charged up to a $25 fee per transfer.

Premium Expense Charge: A charge for state, local, and DAC premium taxes (if any) is deducted from each premium payment. An additional up-front sales load (premium expense charge) may apply.

Monthly Administration Charge: A monthly charge is assessed against the policy to cover administration of the policy.

Underlying Fund Expenses: The funds incur investment advisory fees and other expenses which are reflected in the variable account. The levels of fees and expenses vary among the funds.

Morality and Expense Risk Charge: A charge is assessed on each monthly processing date based on assets in the separate accounts on the prior "monthiversary" as long as the contract is in force. Both current and guaranteed rates vary by policy duration.

To be preceded or accompanied by the current prospectus. Read it carefully before investing.

If you would like to request additional copies of this report, please contact either your Allmerica Financial representative or call 1-800-533-7881.


                        Allmerica VUL 2001 is issued by
             Allmerica Financial Life Insurance and Annuity Company
          and offered by VeraVest Investments, Inc., member NASD/SIPC.



















                          [LOGO ALLMERICA FINANCIAL]

                       THE ALLMERICA FINANCIAL COMPANIES
                       ---------------------------------
  First Allmerica Financial Life Insurance Company . Allmerica Financial Life
              Insurance and Annuity Company (all states except NY)
Allmerica Trust Company, N.A. . VeraVest Investments, Inc. . VeraVest Investment
                   Advisors, Inc. . Financial Profiles, Inc.
        The Hanover Insurance Company . AMGRO, Inc. . Allmerica Financial
          Alliance Insurance Company . Allmerica Asset Management, Inc.
  Allmerica Financial Benefit Insurance Company . Citizens Insurance Company of
                       America . Citizens Management Inc.

               440 Lincoln Street, Worcester, Massachusetts 01653


11938 (12/02)

Annual Reports dated December 31, 2002, of certain underlying funds are incorporated herein by reference as the reports sent to contract owners of the Allmerica Life Insurance and Annuity Company, Allmerica Select Separate Account IMO (File No. 811-09529), under Section 30b-2 of the Investment Company Act of 1940.

Incorporated by reference herein are certain series of Allmerica Investment Trust filed on Form N-30D on February 19, 2003. Accession number
0000950109-03-000642.